Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013 Store	Feb. 25, 2012	Feb. 26, 2011
Fair Value Measurements Of Financial Instruments [Line Items]
Amount of long-lived assets	$ 79	$ 10
Fair value of long-lived assets	40	7
Asset impairment charge	283	6	63
Number of non-strategic stores closed	22
Difference between fair value and book value of notes receivable	2
Difference between fair value and book value of long-term debt	57	62
Level 3 [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Asset impairment charge	$ 39	$ 3